Natural and environmental resources (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Natural and environmental resources [Line Items]
Net balance	$ 23,075,450
Net balance	29,072,798	$ 23,075,450
Gross carrying amount [member] | Oil investments [Member]
Disclosure of Natural and environmental resources [Line Items]
Balance	53,936,041	50,183,858
Additions/capitalizations (1)	5,144,295	3,579,982
Acquisition of interests in joint operations (2)		(12,065)
Increase (decrease) in abandonment costs	5,703	0
Disposals	(84,052)	(79)
Withdrawal of exploratory assets and dry wells (2) (3)	0	(1,563)
Capitalized financial interests (3) (4)	94,995	70,186
Exchange differences capitalized	5,150	5,961
Foreign currency translation	68,793	773,678
Transfers	651,641	(663,917)
Balance	59,822,566	53,936,041
Gross carrying amount [member] | Asset retirement cost [Member]
Disclosure of Natural and environmental resources [Line Items]
Balance	2,919,146	2,215,263
Additions/capitalizations (1)	166,431	27,839
Acquisition of interests in joint operations (2)		0
Increase (decrease) in abandonment costs	1,965,309	733,609
Disposals	(9,253)	(2,080)
Withdrawal of exploratory assets and dry wells (2) (3)	0	0
Capitalized financial interests (3) (4)	0	0
Exchange differences capitalized	0	0
Foreign currency translation	(3,004)	24,574
Transfers	(1,745)	(24,381)
Balance	5,036,884	2,919,146
Gross carrying amount [member] | Exploration and evaluation [member]
Disclosure of Natural and environmental resources [Line Items]
Balance	4,806,000	4,508,808
Additions/capitalizations (1)	4,487,467	1,499,685
Acquisition of interests in joint operations (2)		0
Increase (decrease) in abandonment costs	(38,835)	34,063
Disposals	(142,127)	(87,953)
Withdrawal of exploratory assets and dry wells (2) (3)	(340,271)	(897,361)
Capitalized financial interests (3) (4)	10,834	6,675
Exchange differences capitalized	587	567
Foreign currency translation	(112,917)	75,203
Transfers	(308,019)	(333,687)
Balance	8,362,719	4,806,000
Accumulated amortization and impairment [member] | Oil investments [Member]
Disclosure of Natural and environmental resources [Line Items]
Balance	(36,806,667)	(34,014,963)
Depletion expense	(3,836,479)	(3,471,803)
Recovery (losses) for impairment (Note 17)	(1,017,061)	414,208
Disposals	83,667	79
Foreign currency translation	(61,862)	(563,229)
Transfers	(354,695)	829,041
Balance	(41,993,097)	(36,806,667)
Accumulated amortization and impairment [member] | Asset retirement cost [Member]
Disclosure of Natural and environmental resources [Line Items]
Balance	(1,779,070)	(1,584,701)
Depletion expense	(383,360)	(196,286)
Recovery (losses) for impairment (Note 17)	0	(106)
Disposals	8,511	0
Foreign currency translation	(2,256)	(19,080)
Transfers	(99)	21,103
Balance	(2,156,274)	(1,779,070)
Accumulated amortization and impairment [member] | Exploration and evaluation [member]
Disclosure of Natural and environmental resources [Line Items]
Balance	0	0
Depletion expense	0	0
Recovery (losses) for impairment (Note 17)	0	0
Disposals	0	0
Foreign currency translation	0	0
Transfers	0	0
Balance	0	0
Natural and environmental resources [Member]
Disclosure of Natural and environmental resources [Line Items]
Net balance	23,075,450	21,308,265
Net balance	29,072,798	23,075,450
Natural and environmental resources [Member] | Oil investments [Member]
Disclosure of Natural and environmental resources [Line Items]
Net balance	17,129,374	16,168,895
Net balance	17,829,469	17,129,374
Natural and environmental resources [Member] | Asset retirement cost [Member]
Disclosure of Natural and environmental resources [Line Items]
Net balance	1,140,076	630,562
Net balance	2,880,610	1,140,076
Natural and environmental resources [Member] | Exploration and evaluation [member]
Disclosure of Natural and environmental resources [Line Items]
Net balance	4,806,000	4,508,808
Net balance	8,362,719	4,806,000
Natural and environmental resources [Member] | Gross carrying amount [member]
Disclosure of Natural and environmental resources [Line Items]
Balance	61,661,187	56,907,929
Additions/capitalizations (1)	9,798,193	5,051,828
Acquisition of interests in joint operations (2)		(12,065)
Increase (decrease) in abandonment costs	1,932,177	767,672
Disposals	(235,432)	(90,112)
Withdrawal of exploratory assets and dry wells (2) (3)	(340,271)	(898,924)
Capitalized financial interests (3) (4)	105,829	76,861
Exchange differences capitalized	5,737	6,528
Foreign currency translation	(47,128)	873,455
Transfers	341,877	(1,021,985)
Balance	73,222,169	61,661,187
Natural and environmental resources [Member] | Accumulated amortization and impairment [member]
Disclosure of Natural and environmental resources [Line Items]
Balance	(38,585,737)	(35,599,664)
Depletion expense	(4,219,839)	(3,668,089)
Recovery (losses) for impairment (Note 17)	(1,017,061)	414,102
Disposals	92,178	79
Foreign currency translation	(64,118)	(582,309)
Transfers	(354,794)	850,144
Balance	$ (44,149,371)	$ (38,585,737)